Schedule of Portions of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,988	$ 10,656
Stock compensation	433	290
Other	2,891	2,606
Gross deferred tax assets	16,312	13,552
Valuation allowance	(16,312)	(13,552)
Net deferred tax assets